Share-based payments - Movements during the year - Share options (Details) - Stock Option Plan	11 Months Ended	12 Months Ended
	Dec. 06, 2016 USD ($) Options	Dec. 31, 2018 USD ($) Options Y $ / shares	Dec. 31, 2017 USD ($) Options Y $ / shares	Dec. 31, 2016 USD ($) Options Y $ / shares	Dec. 31, 2015 USD ($) Options	Nov. 19, 2018 USD ($)	Sep. 13, 2018 USD ($)	May 23, 2018 USD ($)	Sep. 07, 2017 USD ($)	May 22, 2017 USD ($)	Apr. 05, 2017 USD ($)	Nov. 18, 2016 USD ($)	Sep. 12, 2016 USD ($)	May 25, 2016 USD ($)
Share-based payments
Outstanding at beginning of period | Options	100,295,578	52,881,278	72,482,764	100,295,578
Granted during the period | Options		19,344,334	6,071,477	2,076,652
Forfeited and expired during the period | Options		(8,879,102)	(3,842,461)	(6,430,431)
Exercised during the period | Options		(11,738,316)	(21,830,502)	(23,459,035)
Outstanding at end of period | Options		51,608,194	52,881,278	72,482,764	100,295,578
Exercisable at end of period | Options		25,796,944	39,511,002	50,708,535
Outstanding at beginning of period, WAEP	$ 0.82	$ 0.83	$ 0.82	$ 0.82
Granted during the period, WAEP		$ 1.33	$ 1.14	$ 0.92
Forfeited and expired during the period. WAEP | $ / shares		$ 1.13	$ 1.33	$ 1.16
Exercised during the period, WAEP		$ 0.68	$ 0.78	$ 0.75
Outstanding at end of period, WAEP		1.00	0.83	0.82	$ 0.82
Exercisable at end of period, WAEP		$ 0.79	$ 0.78	$ 0.77
Weighted average remaining contractual life | Y		5.66	5.21	5.29
Weighted average closing price prior to exercise	$ 1.12			$ 1.44	$ 1.24
Fair value at grant date						$ 0.38	$ 0.73	$ 0.50	$ 0.40	$ 0.42	$ 0.56	$ 0.52	$ 0.42	$ 0.36
Dividend yield (%)		0.00%	0.00%	0.00%
Expected volatility		40.16%	42.80%	44.80%
Risk-free interest rate		2.84%	1.84%	1.39%
Expected life of share options | Y		5	6	6
Minimum
Share-based payments
Exercise prices for shares outstanding		$ 0.34	$ 0.23	$ 0.23
Maximum
Share-based payments
Exercise prices for shares outstanding		$ 1.34	$ 1.38	$ 1.48